Debt - Additional information (Details) - USD ($)		6 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jul. 31, 2022
Convertible Debt [Member]
Debt Instrument, Redemption [Line Items]
Debt Instrument, Face Amount		$ 39,700
Debt Instrument Outstanding Balance		39,700,000
Debt Instrument, Fair Value Disclosure		41,900,000
Convertible Debt [Member] | Affiliated Entity [Member]
Debt Instrument, Redemption [Line Items]
Debt Instrument, Face Amount		10,000,000
Convertible Debt [Member] | Affiliated Entity Board [Member]
Debt Instrument, Redemption [Line Items]
Debt Instrument, Face Amount		4,400,000
Convertible Debt [Member] | Simple Agreement For Future Equity [Member]
Debt Instrument, Redemption [Line Items]
Debt Instrument, Face Amount		$ 20,000,000
Senior Notes [Member]
Debt Instrument, Redemption [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		50.00%
Debt Instrument Aggregate Principal Amount		$ 3,900,000
Secured Debt [Member]
Debt Instrument, Redemption [Line Items]
Annual interest rate		16.50%
Debt Instrument, Interest Rate, Stated Percentage		9.00%
Debt Instrument, Interest Rate, Increase (Decrease)		13.75%
Debt Instrument Conversion Value		$ 10,000,000
Debt Instrument, Convertible, Conversion Ratio		90
Debt Instrument, Convertible, Liquidation Preference, Value		$ 10,000,000
2022 Credit Facility [Member]
Debt Instrument, Redemption [Line Items]
Secured term loans	$ 30,000,000
Debt instrument maturity year	2026-04
Interest only payments, date	Mar. 01, 2025
Annual rate of interest, payable		13.00%	13.00%		11.75%
Prepayment or maturity of the debt		$ 1,200,000	$ 1,200,000
Debt issuance costs		1,100,000	1,100,000
Fair value of warrant to purchase shares		700,000	700,000
Commitment fee		300,000	300,000
Other debt issuance cost		100,000	$ 100,000
Aggregate principal amount, outstanding		$ 25,000,000
2022 Credit Facility [Member] | Maximum [Member]
Debt Instrument, Redemption [Line Items]
Annual rate of interest, payable	5.50%
Prepayment fee range		3.00%	3.00%
2022 Credit Facility [Member] | Minimum [Member]
Debt Instrument, Redemption [Line Items]
Annual rate of interest, payable	4.75%
Prepayment fee range		1.00%	1.00%
2022 Equipment Facility [Member]
Debt Instrument, Redemption [Line Items]
Secured term loans						$ 10,000,000
Debt issuance costs		$ 100,000	$ 100,000
Aggregate principal amount		8,500,000	8,500,000	$ 8,500,000
Aggregate principal amount, outstanding		$ 2,900,000	$ 4,100,000
Annual interest rate		3.38%	3.38%
2022 Equipment Facility [Member] | Maximum [Member]
Debt Instrument, Redemption [Line Items]
Annual interest rate		7.00%	7.00%
2022 Equipment Facility [Member] | Minimum [Member]
Debt Instrument, Redemption [Line Items]
Annual interest rate		6.00%	6.00%